Advances on Newbuilding Contracts	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Advances on Newbuilding Contracts	Gain (Loss) on Dispositions, Net

Period	Vessel	Segment	Net Proceeds	Gain (Loss) on Dispositions, Net
Q4-21	Navion Stavanger	Shuttle Tanker Segment	9,915	(2)
Q3-21	Navion Anglia	Shuttle Tanker Segment	6,144	1,397
Q2-21	Dampier Spirit	FSO Segment	3,970	3,970
Q2-21	Navion Oceania	Shuttle Tanker Segment	10,618	2,576
Q2-21	Navion Oslo	Shuttle Tanker Segment	3,160	(29)
Q2-21	Stena Natalita	Shuttle Tanker Segment	8,198	(299)
Q2-21(1)	Apollo Spirit	FSO Segment	2,889	2,889
Gain (loss) on dispositions, net for the year ended December 31, 2021				10,502

Q4-20	Apollo Spirit	FSO Segment	9,559	5,380
Q3-20	Navion Bergen	Shuttle Tanker Segment	3,385	(19)
Q2-20	HiLoad DP unit	Shuttle Tanker Segment	—	(1,388)
Q1-20	Petrojarl Cidade de Rio das Ostras	FPSO Segment	2,282	(92)
Q1-20	Navion Hispania	Shuttle Tanker Segment	6,715	(385)
Q1-20	Stena Sirita	Shuttle Tanker Segment	6,055	(85)
Gain (loss) on dispositions, net for the year ended December 31, 2020				3,411

Q2-19	Pattani Spirit	FSO Segment	15,741	11,213
Q2-19	Alexita Spirit	Shuttle Tanker Segment	8,700	835
Q2-19	Nordic Spirit	Shuttle Tanker Segment	8,900	500
Gain (loss) on dispositions, net for the year ended December 31, 2019				12,548
(1)The Apollo Spirit FSO was sold in December 2020 and a gain on sale of $5.4 million was recorded as at December 31, 2020. An additional gain of $2.9 million was recorded in June 2021 after the official recycling of the vessel was completed based on a recycling rate agreed upon with the buyer per the terms of the contract.Vessels and Equipment

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Gross carrying amount:
Opening balance at beginning of year	4,025,498	3,531,827	3,548,501
Additions(1)	30,185	41,346	32,895
Dispositions(2)	(85,424)	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	253,301	543,131	—
Vessels and equipment reclassified as held for sale(3)	(148,600)	(61,564)	(35,700)
Closing balance at end of year	4,074,960	4,025,498	3,531,827
Accumulated Depreciation and Impairment:
Opening balance at beginning of year	(996,083)	(506,111)	—
Depreciation and amortization(4)	(296,380)	(295,610)	(339,981)
Impairment expense, net(5)	(108,092)	(245,396)	(179,759)
Dispositions(2)	60,518	15,050	1,244
Vessels and equipment reclassified as held for sale(3)	134,472	35,984	12,385
Closing balance at end of year	(1,205,565)	(996,083)	(506,111)
Net book value	2,869,395	3,029,415	3,025,716
(1)Additions by segment for the year ended December 31, 2021 is as follows: FPSO $nil, Shuttle Tanker $24.8 million, UMS $0.9 million and Towage $4.5 million (December 31, 2020 - FPSO $10.3 million, Shuttle Tanker $23.4 million, UMS $0.2 million and Towage $7.4 million; December 31, 2019 - FPSO $8.2 million, Shuttle Tanker $15.3 million, FSO $6.6 million, UMS $0.9 million and Towage $1.9 million). Additions include drydocks and overhauls, which are only included in the Partnership's Shuttle Tanker and Towage segments, and capital modifications.
(2)Includes the sale of vessels and the disposal upon the replacement of certain components of vessels and equipment.
(3)See Note 6 for additional information.
(4)Excludes depreciation and amortization on the Partnership's right-of-use assets. See Note 9 for additional details.
(5)See below for additional information. Excludes impairment expense on vessels and equipment classified as held for sale during the years ended December 31, 2021, 2020 and 2019.

Certain sale and leaseback transactions in 2019 were classified as financing arrangements and did not result in derecognition of the underlying vessels and equipment as control was retained by the Partnership (see Note 11 for additional information).
Impairment expense, net
The following tables contains a summary of Partnership’s impairment expense, net for the years ended December 31, 2021, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	8,328
Q4 2021	Voyageur Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	73,447
Q4 2021	Piranema Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	34,645
Impairment expense, net for the year ended December 31, 2021						116,420
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Value in use using a discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612
Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Value in use using a discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

The fair value of vessels and equipment measured on a non-recurring basis was $38.9 million and $140.5 million as at December 31, 2021 and 2020, respectively.

The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Voyageur Spirit	FPSO	2 - 13	2.50 - 3.00	9.01	1.0
Q4 2021	Piranema Spirit	FPSO	1 - 13.5	2.50 - 3.00	9.01	0.3
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86	2.0
Q1 2020	ALP Forward	Towage	13	3.00	10.50	0.3
Q1 2020	ALP Winger	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ippon	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50	0.2
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13	1.2
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13	1.0
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13	15.4
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25	0.2
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25	0.4
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60	2.3
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60	4.3
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00	4.7
Q2 2019	Petrojarl Varg	FPSO	13	1.00 - 2.50	10.00	7.1
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00	0.7
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.

For the units within the FPSO, FSO and UMS segments, there are uncertainties in the assumptions for redeployments where there is no signed contract in place. When estimating the recoverable amount, the Partnership makes assumptions for the uncontracted cash flows over the useful life for each unit. These are estimated based on the Partnership's market knowledge, experience and return on invested capital. These assumptions are used to create scenarios with different cash flows for each unit. Based on the attractiveness of the various assets, the assumptions can include extensions on current contracts, new contracts, sale or a recycling option. The recoverable amount is a weighted average of all the scenarios.
As at December 31, 2021, due to uncertainty in the redeployment market for FPSO, FSO and UMS units and short remaining contract lengths, the Partnership identified impairment triggers for all of its FPSO fleet, one of its FSO units, and its one UMS unit. The asset values of the Voyageur Spirit FPSO and the Piranema Spirit FPSO were impaired as at December 31, 2021. For the remaining FPSO units, one FSO unit, and one UMS unit, the tests did not result in a recoverable value lower than the carrying value and were therefore not impaired.

The Partnership's impairment tests are sensitive to changes in key assumptions such as discount rate, assumed contract rates and the weight applied to the various scenarios. For the remaining FPSO units, one FSO unit, and one UMS unit for-which the impairment tests as at December 31, 2021 did not result in an impairment:

•An increase of 0.5% for the discount rate would result in an impairment of $21.2 million.
•An additional one-year before redeployment of the units in the weighted scenarios would result in an impairment of $66.7 million.
•A 10% reduction in rate/sales proceeds from the weighted scenarios on the same units would result in an impairment of $52.3 million.

As at December 31, 2021, the Partnership had four vessels and equipment, with a carrying value of $103.1 million, which were in lay-up (one of which was classified as held for sale - $5.8 million) (December 31, 2020 - five vessels and equipment with a carrying value of $190.2 million (two of which were classified as held for sale - $4.4 million)). See Note 6 for additional information.
Advances on Newbuilding Contracts

	December 31, 2021	December 31, 2020
	$	$
Opening balance at beginning of year	127,335	297,100
Additions	176,964	368,588
Capitalized borrowing costs	920	4,778
Transferred to vessels and equipment	(253,301)	(543,131)
Closing balance at end of year	51,918	127,335
Since 2017, the Partnership has entered into shipbuilding contracts for the construction of seven shuttle tanker newbuildings for an estimated fully built up cost of $965.6 million. As at December 31, 2021, six of these vessels had been delivered to the Partnership and the remaining vessel is expected to be delivered in 2022. As at December 31, 2021, gross payments made towards these commitments were $891.7 million. The Partnership has secured $733.5 million of borrowings or long-term financing under sale and leaseback transactions relating to these shuttle tanker newbuildings (see Notes 18 and 19 for additional information).
As at December 31, 2021, the contractual maturities of the Partnership's obligations under its newbuilding contracts were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Newbuilding contracts(1)	74.0	74.0	—	—	—	—	—
(1)The Partnership secured $105.6 million of borrowings relating to this shuttle tanker newbuilding, which as at December 31, 2021 had an undrawn balance of $63.4 million (see Note 19 for additional information).

As at December 31, 2021, the contractual maturities of the Partnership's obligations relating to the leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to leases	201.7	11.3	11.3	11.3	11.3	11.3	145.2
As at December 31, 2021, the Partnership had leases secured by two vessels (December 31, 2020 - two vessels) with a combined carrying value of $240.6 million (December 31, 2020 - $101.9 million).